Utility Plant and Leases - Schedule of Depreciation and Amortization Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 249,212	$ 250,951	$ 289,132
Gas plant
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 185,719	$ 187,075	$ 214,037